Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000047593
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,811	$ 23,116	$ 22,149	$ 21,379	$ 20,269	$ 18,908	$ 18,264	$ 18,640	$ 18,765	$ 18,711	$ 19,747	$ 19,836	$ 21,007	$ 20,013	$ 19,872	$ 19,268	$ 20,564	$ 18,896	$ 19,570	$ 18,789	$ 18,470	$ 20,191	$ 18,650	$ 16,855	$ 18,509	$ 20,022	$ 21,781	$ 21,095	$ 20,110	$ 20,356	$ 20,796	$ 20,110	$ 20,972	$ 19,160	$ 20,331	$ 18,006	$ 17,237	$ 19,789	$ 20,523	$ 18,513	$ 20,453	$ 19,754	$ 21,747	$ 21,432	$ 21,153	$ 23,268	$ 23,277	$ 24,131	$ 22,301	$ 23,417	$ 23,085	$ 22,893	$ 22,440	$ 22,213	$ 22,074	$ 21,934	$ 22,405	$ 21,847	$ 19,705	$ 16,640	$ 16,519	$ 16,329	$ 14,632	$ 13,246	$ 12,467	$ 11,705	$ 10,372	$ 12,883	$ 13,385	$ 13,558	$ 12,856	$ 12,530	$ 12,136	$ 11,759	$ 11,947	$ 12,136	$ 11,262	$ 12,085	$ 11,587	$ 11,707	$ 11,313	$ 10,182	$ 10,922	$ 10,551	$ 11,714	$ 11,950	$ 12,051	$ 11,765	$ 12,321	$ 12,203	$ 12,304	$ 12,422	$ 13,147	$ 12,675	$ 12,443	$ 12,509	$ 12,043	$ 11,610	$ 11,560	$ 11,260	$ 11,077	$ 10,777	$ 10,494	$ 10,361	$ 10,144	$ 9,794	$ 9,576	$ 9,725	$ 10,269	$ 10,087	$ 10,120	$ 9,774	$ 10,219	$ 10,351	$ 10,351	$ 9,675	$ 9,675	$ 10,615	$ 10,199	$ 10,413	$ 10,000
C000047595
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,655	22,616	21,692	20,956	19,881	18,561	17,938	18,316	18,448	18,410	19,454	19,548	20,698	19,737	19,624	19,020	20,302	18,681	19,360	18,587	18,304	20,019	18,498	16,728	18,385	19,892	21,663	20,985	20,024	20,288	20,721	20,062	20,928	19,139	20,307	18,009	17,236	19,798	20,552	18,555	20,514	19,817	21,833	21,531	21,267	23,396	23,434	24,319	22,473	23,622	23,302	23,113	22,680	22,454	22,341	22,209	22,699	22,153	19,997	16,893	16,780	16,611	14,880	13,488	12,698	11,927	10,572	13,131	13,657	13,864	13,139	12,821	12,427	12,033	12,240	12,427	11,546	12,408	11,902	12,033	11,640	10,478	11,246	10,856	12,083	12,325	12,436	12,139	12,734	12,604	12,734	12,864	13,626	13,143	12,904	12,978	12,497	12,072	12,017	11,721	11,536	11,222	10,944	10,796	10,593	10,242	10,018	10,185	10,738	10,572	10,609	10,240	10,720	10,867	10,867	10,185	10,166	11,181	10,738	10,978	10,000
C000047596
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,584,816			2,319,462			1,981,565			2,027,382			2,275,437			2,084,873			2,116,948			2,182,985			1,999,018			2,277,126			2,243,529			2,066,212			1,856,245			1,993,197			2,339,276			2,502,137			2,395,782			2,458,393			2,370,001			2,344,220			1,771,014			1,420,463			1,110,079			1,451,501			1,298,411			1,296,608			1,237,097			1,087,419			1,249,805			1,253,340			1,309,909			1,347,031			1,279,672			1,195,988			1,114,047			1,039,080			1,087,602			1,034,507			1,094,453			1,120,145			1,000,000
C000070983
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,396	23,215	22,394	22,417	21,717	21,032	20,363	20,583	20,751	20,325	21,607	21,071	22,408	21,531	21,078	19,825	20,396	19,519	20,264	19,658	18,788	19,554	18,218	16,427	17,010	18,326	19,032	18,543	17,526	17,831	17,817	17,560	17,960	16,528	17,232	15,834	14,664	16,269	17,185	15,734	17,038	17,038	18,415	18,428	18,943	20,561	19,527	19,779	18,951	20,110	19,488	18,858	18,925	18,646	17,871	17,129	16,613	16,772	15,907	14,244	14,244	14,329	13,672	13,074	12,890	12,219	11,266	13,396	14,447	14,612	14,112	14,099	13,493	13,147	13,356	13,382	12,359	13,206	12,743	12,756	12,359	11,413	12,075	11,805	12,867	12,976	13,066	12,674	12,847	12,796	12,796	12,725	13,472	13,214	13,193	12,887	12,696	12,231	12,397	12,091	12,027	12,008	11,772	11,606	11,383	11,116	11,103	10,893	11,288	11,103	11,058	10,803	10,618	10,625	10,223	9,350	9,204	9,752	10,367	10,227	10,000
C000070984
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,263	22,750	21,970	21,994	21,329	20,664	20,015	20,253	20,426	20,023	21,295	20,783	22,115	21,257	20,829	19,602	20,182	19,324	20,076	19,490	18,632	19,407	18,090	16,320	16,918	18,238	18,953	18,474	17,471	17,788	17,788	17,537	17,950	16,534	17,239	15,855	14,691	16,309	17,239	15,796	17,115	17,122	18,521	18,543	19,077	20,718	19,685	19,955	19,129	20,305	19,692	19,071	19,151	18,881	18,107	17,369	16,851	17,026	16,159	14,472	14,487	14,582	13,917	13,319	13,143	12,472	11,500	13,684	14,764	14,947	14,443	14,435	13,831	13,481	13,699	13,743	12,694	13,575	13,109	13,131	12,730	11,761	12,455	12,179	13,288	13,404	13,506	13,107	13,296	13,252	13,259	13,194	13,970	13,709	13,707	13,389	13,208	12,731	12,905	12,594	12,536	12,529	12,283	12,124	11,900	11,626	11,619	11,402	11,828	11,640	11,604	11,337	11,156	11,163	10,751	9,834	9,689	10,275	10,925	10,788	10,000
C000139783
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,541,857			2,434,512			2,210,809			2,205,073			2,429,553			2,148,126			2,194,532			2,115,942			1,840,232			2,004,019			1,924,673			1,784,909			1,581,998			1,696,480			1,984,116			2,214,510			2,039,646			2,028,330			1,920,832			1,801,310			1,528,899			1,402,133			1,207,431			1,565,318			1,444,748			1,432,276			1,362,290			1,219,548			1,373,543			1,351,730			1,364,000			1,406,944			1,350,835			1,284,908			1,249,926			1,179,290			1,196,781			1,143,635			1,081,745			1,030,617			1,000,000
C000131729
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,682	11,585	11,448	11,455	11,278	11,327	11,264	11,304	11,081	11,011	11,169	11,084	11,321	11,173	11,011	10,787	10,695	10,535	10,785	10,703	10,821	10,824	10,456	10,026	10,169	10,373	10,395	10,358	10,405	10,504	10,417	10,256	10,475	10,151	10,265	9,971	10,019	10,402	10,688	10,384	10,642	10,649	11,003	11,248	11,447	11,669	11,694	11,689	11,742	11,833	11,871	11,743	11,687	11,667	11,640	11,722	11,874	11,897	11,852	11,708	11,723	11,708	11,735	11,499	11,347	11,286	10,872	11,501	11,384	11,120	11,160	11,168	11,135	11,209	10,951	10,882	10,743	10,605	10,578	10,406	10,378	10,296	10,164	10,111	10,168	10,215	10,141	10,143	10,142	10,097	10,150	10,120	10,182	10,266	10,244	10,249	10,250	10,304	10,231	10,184	10,177	10,122	10,069	10,068	10,008	9,966	9,968	10,122	10,179	10,170	10,168	10,082	9,939	9,914	9,868	9,770	9,724	9,614	9,641	9,686	10,000
C000131731
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,243,696			1,218,713			1,197,621			1,170,036			1,202,213			1,144,822			1,143,933			1,147,328			1,076,455			1,095,740			1,102,122			1,073,297			1,058,751			1,096,545			1,161,125			1,230,522			1,237,437			1,236,676			1,225,133			1,251,370			1,232,249			1,207,969			1,141,470			1,167,568			1,167,642			1,141,153			1,108,610			1,077,704			1,063,040			1,059,774			1,059,765			1,070,463			1,068,182			1,060,243			1,047,264			1,035,594			1,056,030			1,044,984			1,022,498			995,271			1,000,000
C000211124
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,244,091	6,188,561	6,113,916	6,116,259	6,020,374	6,044,930	6,009,730	6,029,382	5,909,817	5,870,647	5,953,292	5,906,433	6,031,186	5,950,970	5,863,475	5,742,716	5,688,316	5,606,084	5,737,499	5,692,508	5,753,562	5,753,774	5,557,078	5,327,536	5,397,903	5,504,564	5,518,987	5,493,801	5,521,497	5,572,668	5,525,061	5,434,510	5,553,200	5,379,970	5,438,870	5,282,115	5,306,400	5,503,524	5,652,993	5,494,952	5,629,859	5,632,085	5,813,656	5,945,046	6,048,698	6,164,315	6,175,749	6,171,466	6,198,132	6,244,437	6,262,778	6,193,517	6,162,850	6,150,400	6,134,959	6,176,574	6,254,891	6,265,451	6,240,064	6,162,738	6,168,950	6,159,879	6,175,989	6,046,674	5,965,733	5,932,002	5,713,239	6,042,002	5,979,172	5,839,325	5,858,755	5,861,248	5,842,603	5,879,740	5,743,545	5,705,771	5,627,973	5,554,137	5,542,114	5,450,599	5,436,415	5,388,519	5,318,654	5,289,867	5,315,199	5,338,402	5,302,296	5,298,868	5,296,935	5,272,365	5,298,824	5,282,453	5,309,974	5,352,317	5,339,659	5,340,956	5,340,908	5,367,152	5,327,275	5,301,217	5,295,805	5,265,463	5,236,321	5,234,577	5,201,393	5,177,971	5,177,545	5,255,891	5,280,151	5,277,519	5,274,907	5,224,921	5,152,767	5,134,428	5,112,492	5,060,445	5,034,820	4,976,355	4,985,579	5,007,239	5,000,000
C000023745
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,860	21,721	20,685	21,168	20,923	20,029	20,724	21,760	22,371	21,676	23,353	21,087	21,614	21,398	21,081	19,729	20,008	19,392	20,750	19,900	18,922	19,367	17,727	16,351	17,372	18,665	19,343	18,855	17,676	18,399	18,494	19,014	19,014	17,378	18,246	17,596	15,845	17,258	18,308	16,802	17,827	18,277	19,571	19,771	19,158	20,715	19,416	20,231	19,282	19,887	19,608	19,579	19,637	19,562	18,991	18,410	17,345	17,310	15,989	14,331	13,929	14,593	14,022	13,412	13,330	12,673	11,491	13,761	14,930	15,099	14,959	14,528	14,568	14,505	14,936	14,666	13,706	14,373	13,741	13,913	13,189	11,982	13,369	13,043	14,479	14,534	13,979	13,750	13,636	12,896	12,934	12,825	13,299	12,863	12,836	12,366	12,214	11,711	11,863	11,848	11,582	11,682	11,658	11,563	11,269	11,364	10,956	9,840	10,201	10,135	10,182	9,798	9,751	9,606	9,587	8,940	8,916	9,470	9,961	9,952	10,000
C000023746
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,727	21,283	20,282	20,767	20,540	19,680	20,368	21,400	22,018	21,346	23,006	20,796	21,327	21,127	20,819	19,503	19,795	19,195	20,550	19,726	18,763	19,210	17,601	16,238	17,262	18,563	19,256	18,779	17,616	18,348	18,455	18,987	18,994	17,370	18,254	17,611	15,870	17,293	18,360	16,854	17,899	18,360	19,677	19,889	19,284	20,865	19,573	20,405	19,454	20,083	19,811	19,797	19,867	19,804	19,238	18,658	17,589	17,568	16,233	14,563	14,165	14,842	14,276	13,661	13,585	12,928	11,726	14,046	15,255	15,436	15,298	14,870	14,925	14,863	15,319	15,049	14,077	14,767	14,125	14,311	13,573	12,345	13,782	13,449	14,943	15,008	14,447	14,219	14,108	13,351	13,397	13,292	13,795	13,351	13,331	12,847	12,701	12,183	12,352	12,346	12,076	12,183	12,166	12,076	11,778	11,885	11,464	10,301	10,689	10,628	10,678	10,285	10,240	10,096	10,080	9,409	9,393	9,980	10,503	10,498	10,000
C000023747
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,269,447			2,301,313			2,252,240			2,354,209			2,345,697			2,140,276			2,248,954			2,097,558			1,880,441			2,040,119			1,999,417			1,877,310			1,711,026			1,812,836			2,110,862			2,232,417			2,076,711			2,107,845			2,043,272			1,861,084			1,496,967			1,439,968			1,233,271			1,619,028			1,561,312			1,570,400			1,471,007			1,281,878			1,547,125			1,468,503			1,379,650			1,371,572			1,300,951			1,260,754			1,239,001			1,206,371			1,081,524			1,037,666			1,013,871			1,000,806			1,000,000
C000211123
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,402,962	11,873,022	11,300,636	11,562,847	11,425,346	10,936,099	11,310,229	11,869,825	12,202,385	11,821,859	12,728,031	11,492,423	11,779,260	11,656,330	11,476,662	10,742,231	10,890,378	10,553,108	11,287,538	10,824,185	10,288,334	10,524,739	9,632,538	8,882,154	9,431,598	10,131,747	10,499,089	10,229,077	9,588,582	9,977,902	10,028,137	10,307,569	10,304,429	9,412,760	9,881,532	9,526,192	8,574,500	9,337,708	9,903,161	9,084,335	9,640,519	9,878,442	10,573,672	10,678,729	10,345,018	11,182,384	10,481,263	10,916,900	10,400,482	10,726,489	10,570,698	10,553,388	10,582,238	10,536,078	10,227,381	9,912,915	9,335,911	9,315,716	8,600,557	7,707,666	7,491,644	7,843,040	7,534,849	7,206,495	7,160,410	6,806,134	6,169,589	7,385,073	8,010,097	8,099,386	8,022,386	7,789,524	7,809,402	7,772,485	8,002,507	7,854,839	7,340,838	7,692,971	7,355,037	7,445,910	7,056,860	6,409,389	7,145,960	6,970,946	7,735,623	7,762,548	7,466,371	7,342,515	7,277,894	6,879,400	6,898,248	6,839,013	7,089,417	6,857,860	6,839,013	6,587,513	6,504,755	6,235,202	6,313,230	6,303,772	6,159,537	6,209,192	6,195,005	6,140,621	5,984,564	6,031,854	5,811,209	5,218,657	5,407,621	5,370,294	5,393,623	5,188,330	5,162,668	5,083,350	5,069,353	4,726,419	4,714,755	5,004,032	5,261,354	5,254,927	5,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,284	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,284	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 3,081,122			2,862,889			2,567,001			2,601,458			2,627,439			2,464,444			2,395,705			2,214,220			1,994,175			2,064,418			1,944,313			1,811,936			1,650,773			1,771,590			2,100,547			2,219,531			2,080,621			2,102,794			1,958,028			1,872,432			1,632,684			1,509,923			1,266,513			1,610,626			1,478,303			1,478,686			1,427,139			1,272,243			1,458,189			1,398,382			1,390,960			1,404,465			1,328,350			1,262,905			1,211,150			1,132,888			1,119,571			1,063,202			1,052,792			1,050,290			1,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,284	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,284	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 3,081,122			2,862,889			2,567,001			2,601,458			2,627,439			2,464,444			2,395,705			2,214,220			1,994,175			2,064,418			1,944,313			1,811,936			1,650,773			1,771,590			2,100,547			2,219,531			2,080,621			2,102,794			1,958,028			1,872,432			1,632,684			1,509,923			1,266,513			1,610,626			1,478,303			1,478,686			1,427,139			1,272,243			1,458,189			1,398,382			1,390,960			1,404,465			1,328,350			1,262,905			1,211,150			1,132,888			1,119,571			1,063,202			1,052,792			1,050,290			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,502	12,371	12,224	12,242	12,054	12,115	12,073	12,075	11,831	11,760	11,940	11,816	12,090	11,927	11,754	11,493	11,389	11,203	11,471	11,360	11,497	11,525	11,104	10,625	10,788	11,051	11,118	11,107	11,124	11,241	11,173	10,917	11,192	10,855	10,892	10,500	10,617	11,095	11,391	11,112	11,338	11,276	11,713	12,036	12,202	12,476	12,484	12,469	12,479	12,587	12,595	12,470	12,380	12,333	12,230	12,374	12,536	12,615	12,572	12,410	12,454	12,477	12,549	12,332	12,230	12,117	11,879	12,116	11,937	11,727	11,709	11,712	11,674	11,725	11,465	11,431	11,272	11,102	11,086	10,889	10,878	10,730	10,564	10,517	10,606	10,651	10,599	10,577	10,592	10,535	10,606	10,553	10,654	10,757	10,710	10,726	10,713	10,751	10,659	10,606	10,615	10,534	10,447	10,451	10,371	10,334	10,304	10,541	10,611	10,609	10,597	10,511	10,329	10,321	10,251	10,127	10,055	9,945	9,995	10,032	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,250,196			1,224,153			1,207,254			1,175,995			1,209,032			1,149,285			1,147,110			1,152,499			1,078,770			1,110,713			1,117,271			1,085,489			1,061,685			1,111,162			1,171,300			1,247,580			1,247,936			1,247,003			1,222,990			1,261,494			1,245,411			1,233,232			1,187,915			1,172,661			1,167,378			1,143,113			1,108,612			1,072,968			1,060,582			1,057,711			1,060,578			1,075,709			1,071,325			1,060,629			1,044,733			1,033,436			1,061,107			1,051,051			1,025,077			994,545			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,250,980	6,185,444	6,112,028	6,120,766	6,026,869	6,057,592	6,036,272	6,037,713	5,915,408	5,879,976	5,970,143	5,907,858	6,045,161	5,963,370	5,876,857	5,746,426	5,694,370	5,601,518	5,735,549	5,679,782	5,748,706	5,762,497	5,551,837	5,312,738	5,393,852	5,525,611	5,559,087	5,553,566	5,562,210	5,620,482	5,586,356	5,458,308	5,595,807	5,427,445	5,445,942	5,250,182	5,308,427	5,547,431	5,695,493	5,555,809	5,669,091	5,638,069	5,856,502	6,017,957	6,101,139	6,237,900	6,242,109	6,234,578	6,239,678	6,293,421	6,297,624	6,235,017	6,189,892	6,166,371	6,114,952	6,186,952	6,267,825	6,307,471	6,285,765	6,204,796	6,227,053	6,238,296	6,274,476	6,166,162	6,115,138	6,058,552	5,939,573	6,057,906	5,968,538	5,863,304	5,854,580	5,855,751	5,836,892	5,862,290	5,732,577	5,715,564	5,635,849	5,550,818	5,543,060	5,444,740	5,438,812	5,364,842	5,282,199	5,258,549	5,302,910	5,325,731	5,299,621	5,288,553	5,296,234	5,267,509	5,302,892	5,276,280	5,326,789	5,378,546	5,354,939	5,363,055	5,356,623	5,375,542	5,329,560	5,303,146	5,307,646	5,267,009	5,223,667	5,225,417	5,185,408	5,167,178	5,151,874	5,270,337	5,305,534	5,304,274	5,298,558	5,255,253	5,164,336	5,160,305	5,125,385	5,063,331	5,027,618	4,972,724	4,997,691	5,015,983	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702			3,646,553			3,285,442			3,448,268			3,359,795			3,162,781			3,064,235			2,785,179			2,485,172			2,568,755			2,369,989			2,211,217			2,063,048			2,159,459			2,592,424			2,736,889			2,504,530			2,507,080			2,316,228			2,177,992			1,899,164			1,739,042			1,425,122			1,801,664			1,651,428			1,632,451			1,568,230			1,375,116			1,604,611			1,497,902			1,441,831			1,451,185			1,364,699			1,305,041			1,266,839			1,198,033			1,149,640			1,101,212			1,072,987			1,062,697			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868	12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509	7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185	5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 29,185	28,342	27,174	26,071	24,736	23,049	22,193	22,718	22,949	22,797	23,969	24,090	25,566	24,280	24,083	23,345	24,813	22,947	23,664	22,684	22,427	24,360	22,495	20,239	22,335	24,118	26,229	25,304	24,100	24,395	24,898	24,157	25,015	22,901	23,941	21,473	20,616	23,630	24,324	21,898	24,187	23,505	25,845	25,321	24,821	27,471	27,404	28,428	26,306	27,542	27,095	26,847	26,339	26,039	25,799	25,640	26,173	25,384	22,877	19,229	19,073	18,888	16,893	15,216	14,307	13,480	11,916	14,741	15,473	15,606	14,751	14,358	13,876	13,427	13,722	13,829	12,799	13,745	13,160	13,306	12,810	11,494	12,335	11,910	13,278	13,512	13,603	13,279	13,918	13,800	13,823	14,049	14,837	14,283	13,970	14,031	13,488	12,987	12,919	12,575	12,363	12,015	11,690	11,552	11,304	10,907	10,602	10,742	11,106	11,002	10,870	10,426	10,659	10,848	10,874	10,125	9,913	11,028	10,738	10,650	10,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 29,185	28,342	27,174	26,071	24,736	23,049	22,193	22,718	22,949	22,797	23,969	24,090	25,566	24,280	24,083	23,345	24,813	22,947	23,664	22,684	22,427	24,360	22,495	20,239	22,335	24,118	26,229	25,304	24,100	24,395	24,898	24,157	25,015	22,901	23,941	21,473	20,616	23,630	24,324	21,898	24,187	23,505	25,845	25,321	24,821	27,471	27,404	28,428	26,306	27,542	27,095	26,847	26,339	26,039	25,799	25,640	26,173	25,384	22,877	19,229	19,073	18,888	16,893	15,216	14,307	13,480	11,916	14,741	15,473	15,606	14,751	14,358	13,876	13,427	13,722	13,829	12,799	13,745	13,160	13,306	12,810	11,494	12,335	11,910	13,278	13,512	13,603	13,279	13,918	13,800	13,823	14,049	14,837	14,283	13,970	14,031	13,488	12,987	12,919	12,575	12,363	12,015	11,690	11,552	11,304	10,907	10,602	10,742	11,106	11,002	10,870	10,426	10,659	10,848	10,874	10,125	9,913	11,028	10,738	10,650	10,000
EATON VANCE Index: Calvert Global Energy Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Energy Research Spliced Benchmark
Account Value	$ 2,918,483			2,607,106			2,219,275			2,279,717			2,556,568			2,334,473			2,366,360			2,435,961			2,233,538			2,530,366			2,489,841			2,290,114			2,061,585			2,189,811			2,584,526			2,747,076			2,630,568			2,684,685			2,579,895			2,538,412			1,907,271			1,521,584			1,191,568			1,560,578			1,387,592			1,382,908			1,315,967			1,149,356			1,327,787			1,327,915			1,382,334			1,428,326			1,348,835			1,257,496			1,169,044			1,090,732			1,110,646			1,042,637			1,087,432			1,102,764			1,000,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 29,207	29,013	28,011	27,891	27,040	26,161	25,258	25,560	25,849	25,273	26,744	26,118	27,765	26,605	26,031	24,472	25,094	24,121	24,966	24,185	23,195	24,020	22,355	20,078	20,860	22,440	23,280	22,609	21,337	21,724	21,692	21,414	21,797	20,081	20,758	19,230	17,830	19,765	20,764	19,002	20,602	20,662	22,321	22,236	22,756	24,778	23,471	23,770	22,805	24,131	23,338	22,563	22,617	22,283	21,326	20,431	19,813	19,949	18,929	16,880	16,870	16,987	16,171	15,406	15,175	14,435	13,296	15,713	17,067	17,207	16,576	16,551	15,808	15,400	15,686	15,646	14,413	15,391	14,852	14,874	14,384	13,201	13,947	13,646	14,885	14,996	15,054	14,605	14,753	14,711	14,652	14,615	15,441	15,128	15,056	14,679	14,458	13,902	14,088	13,727	13,657	13,627	13,342	13,160	12,892	12,554	12,449	12,198	12,629	12,416	12,375	12,050	11,852	11,768	11,277	10,433	10,348	10,555	10,838	10,692	10,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 29,207	29,013	28,011	27,891	27,040	26,161	25,258	25,560	25,849	25,273	26,744	26,118	27,765	26,605	26,031	24,472	25,094	24,121	24,966	24,185	23,195	24,020	22,355	20,078	20,860	22,440	23,280	22,609	21,337	21,724	21,692	21,414	21,797	20,081	20,758	19,230	17,830	19,765	20,764	19,002	20,602	20,662	22,321	22,236	22,756	24,778	23,471	23,770	22,805	24,131	23,338	22,563	22,617	22,283	21,326	20,431	19,813	19,949	18,929	16,880	16,870	16,987	16,171	15,406	15,175	14,435	13,296	15,713	17,067	17,207	16,576	16,551	15,808	15,400	15,686	15,646	14,413	15,391	14,852	14,874	14,384	13,201	13,947	13,646	14,885	14,996	15,054	14,605	14,753	14,711	14,652	14,615	15,441	15,128	15,056	14,679	14,458	13,902	14,088	13,727	13,657	13,627	13,342	13,160	12,892	12,554	12,449	12,198	12,629	12,416	12,375	12,050	11,852	11,768	11,277	10,433	10,348	10,555	10,838	10,692	10,000
EATON VANCE Index: Calvert Global Water Research Spliced Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Global Water Research Spliced Benchmark
Account Value	$ 2,920,715			2,789,063			2,525,825			2,527,291			2,776,546			2,447,247			2,496,584			2,401,958			2,086,029			2,260,913			2,169,179			2,008,054			1,782,968			1,900,194			2,232,101			2,477,758			2,280,521			2,256,271			2,132,591			1,994,942			1,686,983			1,540,645			1,329,557			1,720,734			1,580,758			1,564,569			1,485,221			1,320,053			1,488,497			1,460,476			1,465,224			1,512,803			1,445,756			1,372,692			1,334,188			1,255,376			1,262,930			1,205,009			1,127,721			1,055,459			1,000,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 12,492	12,363	12,237	12,207	12,026	12,032	12,005	12,000	11,800	11,742	11,891	11,785	11,997	11,839	11,660	11,442	11,352	11,181	11,388	11,285	11,384	11,393	11,014	10,586	10,728	10,927	10,979	10,941	10,956	11,074	10,960	10,742	10,987	10,689	10,678	10,305	10,431	10,899	11,122	10,894	11,094	11,070	11,495	11,775	11,966	12,252	12,276	12,279	12,287	12,419	12,432	12,303	12,184	12,137	12,017	12,136	12,352	12,449	12,378	12,173	12,188	12,224	12,293	12,060	11,875	11,759	11,425	11,903	11,727	11,475	11,462	11,473	11,415	11,483	11,219	11,173	11,001	10,835	10,797	10,587	10,566	10,446	10,190	10,182	10,289	10,325	10,284	10,259	10,245	10,215	10,288	10,271	10,356	10,457	10,455	10,453	10,467	10,516	10,432	10,376	10,387	10,307	10,231	10,213	10,129	10,094	10,092	10,347	10,418	10,405	10,419	10,373	10,226	10,218	10,189	10,121	10,080	9,944	9,977	9,983	10,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 1,249,187			1,220,721			1,200,532			1,174,204			1,199,704			1,144,152			1,138,822			1,139,324			1,072,756			1,094,098			1,095,950			1,068,923			1,043,068			1,089,428			1,149,463			1,225,244			1,228,702			1,230,299			1,201,744			1,244,921			1,218,829			1,205,991			1,142,467			1,147,542			1,141,531			1,117,342			1,079,702			1,044,566			1,028,909			1,025,904			1,028,840			1,045,719			1,046,724			1,037,610			1,023,106			1,009,410			1,041,778			1,037,324			1,018,908			994,443			1,000,000
EATON VANCE Index: ICE BofA FI ESG Indices - ICE USD Green Bond Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA USD Green Bond Index
Account Value	$ 6,245,936	6,181,299	6,118,632	6,103,606	6,013,154	6,016,159	6,002,660	6,000,049	5,900,187	5,871,022	5,945,709	5,892,502	5,998,522	5,919,401	5,830,033	5,720,761	5,675,978	5,590,452	5,694,108	5,642,625	5,691,891	5,696,620	5,507,193	5,293,182	5,363,780	5,463,445	5,489,703	5,470,490	5,477,929	5,537,245	5,479,752	5,370,923	5,493,595	5,344,615	5,338,900	5,152,281	5,215,341	5,449,355	5,561,090	5,447,138	5,546,901	5,534,782	5,747,315	5,887,378	5,982,905	6,126,219	6,138,142	6,139,324	6,143,512	6,209,676	6,216,228	6,151,493	6,091,881	6,068,578	6,008,720	6,067,790	6,175,929	6,224,603	6,188,886	6,086,462	6,094,147	6,111,883	6,146,615	6,029,954	5,937,383	5,879,693	5,712,336	5,951,621	5,863,386	5,737,708	5,731,205	5,736,279	5,707,656	5,741,403	5,609,272	5,586,708	5,500,345	5,417,381	5,398,512	5,293,526	5,282,934	5,222,830	5,095,182	5,091,191	5,144,546	5,162,331	5,141,837	5,129,520	5,122,278	5,107,498	5,144,201	5,135,481	5,178,195	5,228,594	5,227,658	5,226,722	5,233,619	5,258,203	5,215,933	5,188,048	5,193,566	5,153,513	5,115,529	5,106,414	5,064,292	5,047,049	5,045,965	5,173,515	5,208,888	5,202,532	5,209,380	5,186,619	5,113,164	5,108,927	5,094,541	5,060,252	5,040,152	4,972,214	4,988,373	4,991,428	5,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,391	24,625	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,925	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,005	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,212	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589	10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,391	24,625	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,925	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,005	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,212	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589	10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,539,066			2,259,060			2,082,090			2,300,117			2,292,450			2,097,915			2,169,008			2,062,185			1,808,469			1,906,222			1,811,907			1,763,623			1,660,212			1,697,335			2,049,802			2,216,622			2,170,148			2,269,089			2,175,695			1,930,536			1,469,519			1,400,450			1,116,621			1,609,305			1,463,807			1,499,814			1,469,037			1,282,061			1,606,622			1,551,148			1,439,531			1,440,743			1,394,176			1,319,385			1,287,663			1,256,675			1,154,677			1,058,891			1,020,207			1,035,938			1,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,695,328	$ 12,312,253	$ 11,491,238	$ 11,295,299	$ 10,713,025	$ 10,169,946	$ 10,410,449	$ 11,170,835	$ 11,802,122	$ 11,500,586	$ 12,535,870	$ 11,296,691	$ 11,462,249	$ 11,382,695	$ 11,555,307	$ 10,489,575	$ 10,587,512	$ 10,081,740	$ 10,845,042	$ 10,470,219	$ 9,909,897	$ 10,310,925	$ 9,188,269	$ 8,425,666	$ 9,042,344	$ 9,607,987	$ 10,113,971	$ 9,531,110	$ 8,814,478	$ 8,896,660	$ 9,059,536	$ 9,514,118	$ 9,677,581	$ 8,818,114	$ 9,430,154	$ 9,214,914	$ 8,301,059	$ 9,180,916	$ 9,372,708	$ 8,486,675	$ 9,247,193	$ 9,233,239	$ 10,249,012	$ 10,123,020	$ 10,016,098	$ 11,083,110	$ 10,840,941	$ 11,312,323	$ 10,850,739	$ 11,180,391	$ 10,935,776	$ 11,345,445	$ 11,129,811	$ 11,106,912	$ 10,878,476	$ 10,770,303	$ 10,138,424	$ 9,652,679	$ 8,884,193	$ 7,501,483	$ 7,347,596	$ 7,601,512	$ 7,196,061	$ 7,002,251	$ 6,763,189	$ 6,349,966	$ 5,583,103	$ 7,132,813	$ 7,788,462	$ 8,046,527	$ 7,821,012	$ 7,511,790	$ 7,319,034	$ 7,169,854	$ 7,542,247	$ 7,499,072	$ 7,004,045	$ 7,594,706	$ 7,345,185	$ 7,502,201	$ 7,131,452	$ 6,410,303	$ 7,274,400	$ 7,160,583	$ 8,033,111	$ 8,231,087	$ 7,890,910	$ 7,755,740	$ 7,700,560	$ 7,259,881	$ 7,197,654	$ 7,105,751	$ 7,391,981	$ 7,203,717	$ 7,232,910	$ 7,030,301	$ 6,970,879	$ 6,561,389	$ 6,645,939	$ 6,596,927	$ 6,376,502	$ 6,508,920	$ 6,438,314	$ 6,429,900	$ 6,308,160	$ 6,283,376	$ 6,112,117	$ 5,498,921	$ 5,773,387	$ 5,709,790	$ 5,610,571	$ 5,294,457	$ 5,297,797	$ 5,181,094	$ 5,101,035	$ 4,724,004	$ 4,724,215	$ 5,179,689	$ 5,453,508	$ 5,281,701	$ 5,000,000